Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Payden & Rygel Investment Group
Entity Central Index Key	0000885709
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000248247
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	Adviser Class
Trading Symbol	PYABX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 613,701,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 805,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$613,701
# of Portfolio Holdings	377
Investment Advisory, net of waivers (000)	$805
Portfolio Turnover Rate	111%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	31%
Corporate Bond	23%
Foreign Government	13%
Asset Backed	12%
Bank Loan	12%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.74%
Connecticut Avenue Securities Trust	3.91%
Freddie Mac STACR REMIC Trust	2.92%
BX Trust	2.81%
U.S. Treasury Note	2.52%
OBX Trust	2.17%
BRAVO Residential Funding Trust	2.13%
BX Commercial Mortgage Trust	1.78%
Mexican Bonos	1.71%
Verus Securitization Trust	1.44%

C000146994
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	Investor Class
Trading Symbol	PYARX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 613,701,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 805,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$613,701
# of Portfolio Holdings	377
Investment Advisory, net of waivers (000)	$805
Portfolio Turnover Rate	111%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	31%
Corporate Bond	23%
Foreign Government	13%
Asset Backed	12%
Bank Loan	12%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.74%
Connecticut Avenue Securities Trust	3.91%
Freddie Mac STACR REMIC Trust	2.92%
BX Trust	2.81%
U.S. Treasury Note	2.52%
OBX Trust	2.17%
BRAVO Residential Funding Trust	2.13%
BX Commercial Mortgage Trust	1.78%
Mexican Bonos	1.71%
Verus Securitization Trust	1.44%

C000146996
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	SI Class
Trading Symbol	PYAIX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 613,701,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 805,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$613,701
# of Portfolio Holdings	377
Investment Advisory, net of waivers (000)	$805
Portfolio Turnover Rate	111%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	31%
Corporate Bond	23%
Foreign Government	13%
Asset Backed	12%
Bank Loan	12%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.74%
Connecticut Avenue Securities Trust	3.91%
Freddie Mac STACR REMIC Trust	2.92%
BX Trust	2.81%
U.S. Treasury Note	2.52%
OBX Trust	2.17%
BRAVO Residential Funding Trust	2.13%
BX Commercial Mortgage Trust	1.78%
Mexican Bonos	1.71%
Verus Securitization Trust	1.44%

C000248242
Shareholder Report [Line Items]
Fund Name	Payden California Municipal Social Impact Fund
Class Name	Adviser Class
Trading Symbol	PYCLX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 315,988,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 233,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$315,988
# of Portfolio Holdings	173
Investment Advisory, net of waivers (000)	$233
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
General Obligation	52%
Revenue	44%
Investment Company	3%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
California Community Choice Financing Authority	8.79%
Los Angeles County Public Works Financing Authority	6.14%
University of California	5.99%
California Housing Finance Agency	4.95%
State of California	4.86%
California Municipal Finance Authority	4.39%
California State Public Works Board	3.31%
San Diego Unified School District	2.69%
City of Los Angeles Department of Airports	2.42%
San Francisco City & County Airport Comm-San Francisco International Airport	2.20%

C000032185
Shareholder Report [Line Items]
Fund Name	Payden California Municipal Social Impact Fund
Class Name	Investor Class
Trading Symbol	PYCRX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 315,988,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 233,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$315,988
# of Portfolio Holdings	173
Investment Advisory, net of waivers (000)	$233
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
General Obligation	52%
Revenue	44%
Investment Company	3%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
California Community Choice Financing Authority	8.79%
Los Angeles County Public Works Financing Authority	6.14%
University of California	5.99%
California Housing Finance Agency	4.95%
State of California	4.86%
California Municipal Finance Authority	4.39%
California State Public Works Board	3.31%
San Diego Unified School District	2.69%
City of Los Angeles Department of Airports	2.42%
San Francisco City & County Airport Comm-San Francisco International Airport	2.20%

C000069457
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Adviser Class
Trading Symbol	PKCBX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 118,118,000
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 93,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$118,118
# of Portfolio Holdings	351
Investment Advisory, net of waivers (000)	$93
Portfolio Turnover Rate	134%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Mortgage Backed	27%
Bank Loan	13%
Foreign Government	11%
Investment Company	8%
Others	7%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.48%
Connecticut Avenue Securities Trust	4.27%
Freddie Mac STACR REMIC Trust	3.31%
BX Trust	3.14%
Mexican Bonos	1.84%
BX Commercial Mortgage Trust	1.32%
Brazil Notas do Tesouro Nacional Serie F	1.15%
OBX Trust	1.09%
U.S. Treasury Note	1.05%
Peru Government Bond	0.97%

C000172680
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Institutional Class
Trading Symbol	PKCIX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Institutional Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 118,118,000
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 93,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$118,118
# of Portfolio Holdings	351
Investment Advisory, net of waivers (000)	$93
Portfolio Turnover Rate	134%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Mortgage Backed	27%
Bank Loan	13%
Foreign Government	11%
Investment Company	8%
Others	7%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.48%
Connecticut Avenue Securities Trust	4.27%
Freddie Mac STACR REMIC Trust	3.31%
BX Trust	3.14%
Mexican Bonos	1.84%
BX Commercial Mortgage Trust	1.32%
Brazil Notas do Tesouro Nacional Serie F	1.15%
OBX Trust	1.09%
U.S. Treasury Note	1.05%
Peru Government Bond	0.97%

C000077412
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Retirement Class
Trading Symbol	PKCRX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Retirement Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 118,118,000
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 93,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$118,118
# of Portfolio Holdings	351
Investment Advisory, net of waivers (000)	$93
Portfolio Turnover Rate	134%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Mortgage Backed	27%
Bank Loan	13%
Foreign Government	11%
Investment Company	8%
Others	7%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.48%
Connecticut Avenue Securities Trust	4.27%
Freddie Mac STACR REMIC Trust	3.31%
BX Trust	3.14%
Mexican Bonos	1.84%
BX Commercial Mortgage Trust	1.32%
Brazil Notas do Tesouro Nacional Serie F	1.15%
OBX Trust	1.09%
U.S. Treasury Note	1.05%
Peru Government Bond	0.97%

C000065580
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	SI Class
Trading Symbol	PKBIX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 118,118,000
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 93,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$118,118
# of Portfolio Holdings	351
Investment Advisory, net of waivers (000)	$93
Portfolio Turnover Rate	134%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Mortgage Backed	27%
Bank Loan	13%
Foreign Government	11%
Investment Company	8%
Others	7%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Payden Emerging Markets Local Bond Fund, SI Class	4.48%
Connecticut Avenue Securities Trust	4.27%
Freddie Mac STACR REMIC Trust	3.31%
BX Trust	3.14%
Mexican Bonos	1.84%
BX Commercial Mortgage Trust	1.32%
Brazil Notas do Tesouro Nacional Serie F	1.15%
OBX Trust	1.09%
U.S. Treasury Note	1.05%
Peru Government Bond	0.97%

C000032175
Shareholder Report [Line Items]
Fund Name	Payden Cash Reserves Money Market Fund
Class Name	Investor Class
Trading Symbol	PBHXX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 345,095,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 28,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$345,095
# of Portfolio Holdings	27
Investment Advisory, net of waivers (000)	$28

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
U.S. Treasury	51%
Repurchase Agreements	36%
U.S. Government Agency	10%
Mortgage Backed	2%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bill	43.88%
Bank of Montreal Tri Party	11.84%
Mitsubishi UFJ Financial Group	7.22%
Citigroup Tri Party	7.22%
CIBC World Markets Tri Party	7.22%
U.S. Treasury Note	6.65%
FHLMC	5.20%
FHLB	3.04%
Goldman Sachs Tri Party	2.89%
FFCB Funding Corp.	1.44%

C000080936
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	Adviser Class
Trading Symbol	PYCWX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,035,586,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 993,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,035,586
# of Portfolio Holdings	389
Investment Advisory, net of waivers (000)	$993
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	35%
Mortgage Backed	34%
U.S. Treasury	15%
Asset Backed	5%
Investment Company	3%
Others	8%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bond	4.78%
U.S. Treasury Bill	4.52%
U.S. Treasury Inflation Indexed Notes	3.24%
U.S. Treasury Note	2.55%
RCKT Mortgage Trust	1.48%
FNCL	1.39%
OBX Trust	1.30%
Payden Emerging Market Corporate Bond Fund, SI Class	1.28%
Bank of America Corp.	0.92%
Ally Financial Inc.	0.86%

C000032186
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	Investor Class
Trading Symbol	PYCBX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 1,035,586,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 993,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,035,586
# of Portfolio Holdings	389
Investment Advisory, net of waivers (000)	$993
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	35%
Mortgage Backed	34%
U.S. Treasury	15%
Asset Backed	5%
Investment Company	3%
Others	8%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bond	4.78%
U.S. Treasury Bill	4.52%
U.S. Treasury Inflation Indexed Notes	3.24%
U.S. Treasury Note	2.55%
RCKT Mortgage Trust	1.48%
FNCL	1.39%
OBX Trust	1.30%
Payden Emerging Market Corporate Bond Fund, SI Class	1.28%
Bank of America Corp.	0.92%
Ally Financial Inc.	0.86%

C000198612
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	SI Class
Trading Symbol	PYCSX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,035,586,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 993,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,035,586
# of Portfolio Holdings	389
Investment Advisory, net of waivers (000)	$993
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	35%
Mortgage Backed	34%
U.S. Treasury	15%
Asset Backed	5%
Investment Company	3%
Others	8%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bond	4.78%
U.S. Treasury Bill	4.52%
U.S. Treasury Inflation Indexed Notes	3.24%
U.S. Treasury Note	2.55%
RCKT Mortgage Trust	1.48%
FNCL	1.39%
OBX Trust	1.30%
Payden Emerging Market Corporate Bond Fund, SI Class	1.28%
Bank of America Corp.	0.92%
Ally Financial Inc.	0.86%

C000248244
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	Adviser Class
Trading Symbol	PYAYX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 383,728,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 548,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$383,728
# of Portfolio Holdings	334
Investment Advisory, net of waivers (000)	$548
Portfolio Turnover Rate	35%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	81%
Mortgage Backed	11%
Investment Company	4%
Asset Backed	3%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Morgan Stanley	2.16%
Bank of America Corp.	1.89%
RCKT Mortgage Trust	1.81%
JPMorgan Chase & Co.	1.51%
Citigroup Inc.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.34%
Goldman Sachs Group Inc.	1.27%
Morgan Stanley Residential Mortgage Loan Trust	1.15%
AT&T Inc.	1.13%
Cross Mortgage Trust	1.11%

C000075033
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	PYACX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 383,728,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 548,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$383,728
# of Portfolio Holdings	334
Investment Advisory, net of waivers (000)	$548
Portfolio Turnover Rate	35%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	81%
Mortgage Backed	11%
Investment Company	4%
Asset Backed	3%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Morgan Stanley	2.16%
Bank of America Corp.	1.89%
RCKT Mortgage Trust	1.81%
JPMorgan Chase & Co.	1.51%
Citigroup Inc.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.34%
Goldman Sachs Group Inc.	1.27%
Morgan Stanley Residential Mortgage Loan Trust	1.15%
AT&T Inc.	1.13%
Cross Mortgage Trust	1.11%

C000236137
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	SI Class
Trading Symbol	PYCTX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 383,728,000
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 548,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$383,728
# of Portfolio Holdings	334
Investment Advisory, net of waivers (000)	$548
Portfolio Turnover Rate	35%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	81%
Mortgage Backed	11%
Investment Company	4%
Asset Backed	3%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Morgan Stanley	2.16%
Bank of America Corp.	1.89%
RCKT Mortgage Trust	1.81%
JPMorgan Chase & Co.	1.51%
Citigroup Inc.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.34%
Goldman Sachs Group Inc.	1.27%
Morgan Stanley Residential Mortgage Loan Trust	1.15%
AT&T Inc.	1.13%
Cross Mortgage Trust	1.11%

C000080937
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	Adviser Class
Trading Symbol	PYEWX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 995,384,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 2,154,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$995,384
# of Portfolio Holdings	332
Investment Advisory, net of waivers (000)	$2,154
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	78%
Corporate Bond	18%
Investment Company	3%
U.S. Treasury	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Argentine Republic Government International Bond	3.36%
Hungary Government International Bond	2.90%
Ecuador Government International Bond	2.83%
Nigeria Government International Bond	2.81%
Romanian Government International Bond	2.74%
Republic of South Africa Government Bond	2.70%
Republic of South Africa Government International Bond	2.70%
Peru Government Bond	2.51%
Petroleos Mexicanos	2.41%
Brazilian Government International Bond	2.40%

C000032187
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	Investor Class
Trading Symbol	PYEMX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 995,384,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 2,154,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$995,384
# of Portfolio Holdings	332
Investment Advisory, net of waivers (000)	$2,154
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	78%
Corporate Bond	18%
Investment Company	3%
U.S. Treasury	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Argentine Republic Government International Bond	3.36%
Hungary Government International Bond	2.90%
Ecuador Government International Bond	2.83%
Nigeria Government International Bond	2.81%
Romanian Government International Bond	2.74%
Republic of South Africa Government Bond	2.70%
Republic of South Africa Government International Bond	2.70%
Peru Government Bond	2.51%
Petroleos Mexicanos	2.41%
Brazilian Government International Bond	2.40%

C000115587
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	SI Class
Trading Symbol	PYEIX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 995,384,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 2,154,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$995,384
# of Portfolio Holdings	332
Investment Advisory, net of waivers (000)	$2,154
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	78%
Corporate Bond	18%
Investment Company	3%
U.S. Treasury	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Argentine Republic Government International Bond	3.36%
Hungary Government International Bond	2.90%
Ecuador Government International Bond	2.83%
Nigeria Government International Bond	2.81%
Romanian Government International Bond	2.74%
Republic of South Africa Government Bond	2.70%
Republic of South Africa Government International Bond	2.70%
Peru Government Bond	2.51%
Petroleos Mexicanos	2.41%
Brazilian Government International Bond	2.40%

C000131551
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	PYCEX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 84,391,000
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 219,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$84,391
# of Portfolio Holdings	286
Investment Advisory, net of waivers (000)	$219
Portfolio Turnover Rate	64%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	85%
Foreign Government	8%
Investment Company	5%
Asset Backed	1%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Petroleos Mexicanos	2.72%
Banco de Credito del Peru S.A.	1.52%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.51%
First Quantum Minerals Ltd.	1.42%
Mexico City Airport Trust	1.28%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico	1.26%
Yinson Boronia Production BV	1.22%
Wynn Macau Ltd.	1.19%
Peru Government Bond	1.18%
Intercorp Peru Ltd.	1.16%

C000136209
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Corporate Bond Fund
Class Name	SI Class
Trading Symbol	PYCIX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 84,391,000
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 219,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$84,391
# of Portfolio Holdings	286
Investment Advisory, net of waivers (000)	$219
Portfolio Turnover Rate	64%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	85%
Foreign Government	8%
Investment Company	5%
Asset Backed	1%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Petroleos Mexicanos	2.72%
Banco de Credito del Peru S.A.	1.52%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.51%
First Quantum Minerals Ltd.	1.42%
Mexico City Airport Trust	1.28%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico	1.26%
Yinson Boronia Production BV	1.22%
Wynn Macau Ltd.	1.19%
Peru Government Bond	1.18%
Intercorp Peru Ltd.	1.16%

C000104641
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Local Bond Fund
Class Name	Investor Class
Trading Symbol	PYELX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 118,436,000
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 191,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$118,436
# of Portfolio Holdings	157
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	86%
Corporate Bond	13%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Brazil Notas do Tesouro Nacional Serie F	8.92%
Republic of South Africa Government Bond	8.39%
Mexican Bonos	8.32%
Indonesia Treasury Bond	6.69%
China Government Bond	6.30%
Malaysia Government Bond	6.00%
Republic of Poland Government Bond	5.12%
Colombian TES	4.57%
Romania Government Bond	4.42%
Thailand Government Bond	4.15%

C000236138
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Local Bond Fund
Class Name	SI Class
Trading Symbol	PYILX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 118,436,000
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 191,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$118,436
# of Portfolio Holdings	157
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Foreign Government	86%
Corporate Bond	13%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Brazil Notas do Tesouro Nacional Serie F	8.92%
Republic of South Africa Government Bond	8.39%
Mexican Bonos	8.32%
Indonesia Treasury Bond	6.69%
China Government Bond	6.30%
Malaysia Government Bond	6.00%
Republic of Poland Government Bond	5.12%
Colombian TES	4.57%
Romania Government Bond	4.42%
Thailand Government Bond	4.15%

C000110231
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	Adviser Class
Trading Symbol	PYVAX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,071,733,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,192,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,071,733
# of Portfolio Holdings	88
Investment Advisory, net of waivers (000)	$2,192
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Common Stock	90%
Master Limited Partnership	4%
Real Estate Investment Trust	3%
Corporate Bond	2%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Alphabet Inc.	4.67%
JPMorgan Chase & Co.	3.07%
Amazon.com Inc.	2.87%
Morgan Stanley	2.50%
Analog Devices Inc.	2.34%
Cisco Systems Inc.	2.19%
Microsoft Corp.	2.19%
Duke Energy Corp.	2.10%
Merck & Co. Inc.	1.94%
Energy Transfer LP	1.89%

C000032191
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	Investor Class
Trading Symbol	PYVLX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,071,733,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,192,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,071,733
# of Portfolio Holdings	88
Investment Advisory, net of waivers (000)	$2,192
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Common Stock	90%
Master Limited Partnership	4%
Real Estate Investment Trust	3%
Corporate Bond	2%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Alphabet Inc.	4.67%
JPMorgan Chase & Co.	3.07%
Amazon.com Inc.	2.87%
Morgan Stanley	2.50%
Analog Devices Inc.	2.34%
Cisco Systems Inc.	2.19%
Microsoft Corp.	2.19%
Duke Energy Corp.	2.10%
Merck & Co. Inc.	1.94%
Energy Transfer LP	1.89%

C000146917
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	SI Class
Trading Symbol	PYVSX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,071,733,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,192,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,071,733
# of Portfolio Holdings	88
Investment Advisory, net of waivers (000)	$2,192
Portfolio Turnover Rate	36%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Common Stock	90%
Master Limited Partnership	4%
Real Estate Investment Trust	3%
Corporate Bond	2%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Alphabet Inc.	4.67%
JPMorgan Chase & Co.	3.07%
Amazon.com Inc.	2.87%
Morgan Stanley	2.50%
Analog Devices Inc.	2.34%
Cisco Systems Inc.	2.19%
Microsoft Corp.	2.19%
Duke Energy Corp.	2.10%
Merck & Co. Inc.	1.94%
Energy Transfer LP	1.89%

C000248245
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	Adviser Class
Trading Symbol	PYBLX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 128,509,000
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 152,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$128,509
# of Portfolio Holdings	163
Investment Advisory, net of waivers (000)	$152
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Bank Loan	87%
Corporate Bond	9%
Investment Company	3%
Asset Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Fr Br Holdings LLC	1.29%
Quikrete Holdings Inc.	1.14%
EP Wealth Advisors LLC	1.12%
Nexus Buyer LLC	1.01%
AthenaHealth Group Inc.	1.00%
TK Elevator Midco Gmbh	0.98%
PetsMart LLC	0.98%
Padagis LLC	0.96%
Focus Financial Partners LLC	0.96%
Journey Personal Care Corp.	0.95%

C000131550
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	Investor Class
Trading Symbol	PYFRX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 128,509,000
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 152,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$128,509
# of Portfolio Holdings	163
Investment Advisory, net of waivers (000)	$152
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Bank Loan	87%
Corporate Bond	9%
Investment Company	3%
Asset Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Fr Br Holdings LLC	1.29%
Quikrete Holdings Inc.	1.14%
EP Wealth Advisors LLC	1.12%
Nexus Buyer LLC	1.01%
AthenaHealth Group Inc.	1.00%
TK Elevator Midco Gmbh	0.98%
PetsMart LLC	0.98%
Padagis LLC	0.96%
Focus Financial Partners LLC	0.96%
Journey Personal Care Corp.	0.95%

C000136207
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	SI Class
Trading Symbol	PYFIX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 128,509,000
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 152,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$128,509
# of Portfolio Holdings	163
Investment Advisory, net of waivers (000)	$152
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Bank Loan	87%
Corporate Bond	9%
Investment Company	3%
Asset Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Fr Br Holdings LLC	1.29%
Quikrete Holdings Inc.	1.14%
EP Wealth Advisors LLC	1.12%
Nexus Buyer LLC	1.01%
AthenaHealth Group Inc.	1.00%
TK Elevator Midco Gmbh	0.98%
PetsMart LLC	0.98%
Padagis LLC	0.96%
Focus Financial Partners LLC	0.96%
Journey Personal Care Corp.	0.95%

C000032188
Shareholder Report [Line Items]
Fund Name	Payden Global Fixed Income Fund
Class Name	Investor Class
Trading Symbol	PYGFX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 149,810,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 163,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$149,810
# of Portfolio Holdings	347
Investment Advisory, net of waivers (000)	$163
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	31%
Foreign Government	31%
Mortgage Backed	18%
Asset Backed	8%
Investment Company	5%
Others	7%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	3.61%
Japan Government Thirty Year Bond	2.57%
French Republic Government Bond OAT	2.39%
Italy Buoni Poliennali Del Tesoro	2.24%
Mexican Bonos	2.07%
Japan Government Ten Year Bond	2.03%
Brazil Letras do Tesouro Nacional	1.74%
Canadian Government Bond	1.64%
Payden Emerging Markets Local Bond Fund, SI Class	1.62%
United Kingdom Gilt	1.60%

C000228771
Shareholder Report [Line Items]
Fund Name	Payden Global Fixed Income Fund
Class Name	SI Class
Trading Symbol	PYGIX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 149,810,000
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 163,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$149,810
# of Portfolio Holdings	347
Investment Advisory, net of waivers (000)	$163
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	31%
Foreign Government	31%
Mortgage Backed	18%
Asset Backed	8%
Investment Company	5%
Others	7%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	3.61%
Japan Government Thirty Year Bond	2.57%
French Republic Government Bond OAT	2.39%
Italy Buoni Poliennali Del Tesoro	2.24%
Mexican Bonos	2.07%
Japan Government Ten Year Bond	2.03%
Brazil Letras do Tesouro Nacional	1.74%
Canadian Government Bond	1.64%
Payden Emerging Markets Local Bond Fund, SI Class	1.62%
United Kingdom Gilt	1.60%

C000032189
Shareholder Report [Line Items]
Fund Name	Payden Global Low Duration Fund
Class Name	Investor Class
Trading Symbol	PYGSX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 36,689,000
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ (25,000)
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$36,689
# of Portfolio Holdings	237
Investment Advisory, net of waivers (000)	$(25)
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	41%
Mortgage Backed	21%
Asset Backed	16%
Foreign Government	15%
U.S. Treasury	4%
Others	3%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Connecticut Avenue Securities Trust	4.32%
U.S. Treasury Note	3.81%
BX Trust	3.65%
OBX Trust	2.35%
Canadian Imperial Bank of Commerce	2.13%
Caisse d'Amortissement de la Dette Sociale	1.92%
Svensk Exportkredit AB	1.92%
BNG Bank NV	1.65%
Asian Development Bank	1.65%
Ontario Teachers' Finance Trust	1.53%

C000032190
Shareholder Report [Line Items]
Fund Name	Payden GNMA Fund
Class Name	Investor Class
Trading Symbol	PYGNX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 83,913,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 21,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$83,913
# of Portfolio Holdings	147
Investment Advisory, net of waivers (000)	$21
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	99%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
G2SF	19.35%
FHLMC Multifamily Structured Pass-Through Certificates	4.41%
G2 MA7589 30YR	1.76%
G2 MA7648 30YR	1.66%
G2 MA7533 30YR	1.64%
G2 MA7987 30YR	1.59%
G2 MA7367 30YR	1.58%
Freddie Mac REMICS	1.55%
G2 MA6818 30YR	1.54%
G2 MA9726 30YR	1.46%

C000248243
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	Adviser Class
Trading Symbol	PYRLX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,144,834,000
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,586,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,144,834
# of Portfolio Holdings	431
Investment Advisory, net of waivers (000)	$1,586
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	89%
Investment Company	6%
Bank Loan	4%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp.	1.49%
TransDigm Inc.	0.99%
Ally Financial Inc.	0.80%
EnQuest PLC	0.79%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer	0.77%
Venture Global LNG Inc.	0.75%
Tenet Healthcare Corp.	0.75%
Standard Building Solutions Inc.	0.71%
Level 3 Financing Inc.	0.71%
Jefferson Capital Holdings LLC	0.68%

C000032192
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	Investor Class
Trading Symbol	PYHRX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 1,144,834,000
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,586,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,144,834
# of Portfolio Holdings	431
Investment Advisory, net of waivers (000)	$1,586
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	89%
Investment Company	6%
Bank Loan	4%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp.	1.49%
TransDigm Inc.	0.99%
Ally Financial Inc.	0.80%
EnQuest PLC	0.79%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer	0.77%
Venture Global LNG Inc.	0.75%
Tenet Healthcare Corp.	0.75%
Standard Building Solutions Inc.	0.71%
Level 3 Financing Inc.	0.71%
Jefferson Capital Holdings LLC	0.68%

C000236136
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	SI Class
Trading Symbol	PYCHX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,144,834,000
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,586,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$1,144,834
# of Portfolio Holdings	431
Investment Advisory, net of waivers (000)	$1,586
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	89%
Investment Company	6%
Bank Loan	4%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp.	1.49%
TransDigm Inc.	0.99%
Ally Financial Inc.	0.80%
EnQuest PLC	0.79%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer	0.77%
Venture Global LNG Inc.	0.75%
Tenet Healthcare Corp.	0.75%
Standard Building Solutions Inc.	0.71%
Level 3 Financing Inc.	0.71%
Jefferson Capital Holdings LLC	0.68%

C000246929
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	Adviser Class
Trading Symbol	PYLBX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 2,172,387,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 265,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$2,172,387
# of Portfolio Holdings	509
Investment Advisory, net of waivers (000)	$265
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	20%
U.S. Treasury	20%
Investment Company	1%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bill	16.47%
U.S. Treasury Note	2.92%
Freddie Mac STACR REMIC Trust	2.70%
OBX Trust	2.24%
RCKT Mortgage Trust	2.14%
Connecticut Avenue Securities Trust	1.43%
Truist Bank	1.22%
Payden Floating Rate Fund, SI Class	1.20%
Westlake Automobile Receivables Trust	1.16%
American Express Co.	1.04%

C000032176
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	Investor Class
Trading Symbol	PYLMX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,172,387,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 265,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$2,172,387
# of Portfolio Holdings	509
Investment Advisory, net of waivers (000)	$265
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	20%
U.S. Treasury	20%
Investment Company	1%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bill	16.47%
U.S. Treasury Note	2.92%
Freddie Mac STACR REMIC Trust	2.70%
OBX Trust	2.24%
RCKT Mortgage Trust	2.14%
Connecticut Avenue Securities Trust	1.43%
Truist Bank	1.22%
Payden Floating Rate Fund, SI Class	1.20%
Westlake Automobile Receivables Trust	1.16%
American Express Co.	1.04%

C000228770
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	SI Class
Trading Symbol	PYLSX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,172,387,000
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 265,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$2,172,387
# of Portfolio Holdings	509
Investment Advisory, net of waivers (000)	$265
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	20%
U.S. Treasury	20%
Investment Company	1%
Others	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Bill	16.47%
U.S. Treasury Note	2.92%
Freddie Mac STACR REMIC Trust	2.70%
OBX Trust	2.24%
RCKT Mortgage Trust	2.14%
Connecticut Avenue Securities Trust	1.43%
Truist Bank	1.22%
Payden Floating Rate Fund, SI Class	1.20%
Westlake Automobile Receivables Trust	1.16%
American Express Co.	1.04%

C000248241
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	Adviser Class
Trading Symbol	PYLWX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 783,034,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 484,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$783,034
# of Portfolio Holdings	278
Investment Advisory, net of waivers (000)	$484
Portfolio Turnover Rate	54%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	32%
Mortgage Backed	24%
U.S. Treasury	23%
Asset Backed	18%
Municipal	1%
Others	2%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	23.22%
Connecticut Avenue Securities Trust	4.20%
OBX Trust	2.79%
BX Trust	2.28%
American Credit Acceptance Receivables Trust	1.89%
Freddie Mac STACR REMIC Trust	1.73%
Verus Securitization Trust	1.65%
RCKT Mortgage Trust	1.65%
Santander Drive Auto Receivables Trust	1.40%
Cross Mortgage Trust	1.33%

C000032180
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	Investor Class
Trading Symbol	PYSBX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 783,034,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 484,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$783,034
# of Portfolio Holdings	278
Investment Advisory, net of waivers (000)	$484
Portfolio Turnover Rate	54%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	32%
Mortgage Backed	24%
U.S. Treasury	23%
Asset Backed	18%
Municipal	1%
Others	2%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	23.22%
Connecticut Avenue Securities Trust	4.20%
OBX Trust	2.79%
BX Trust	2.28%
American Credit Acceptance Receivables Trust	1.89%
Freddie Mac STACR REMIC Trust	1.73%
Verus Securitization Trust	1.65%
RCKT Mortgage Trust	1.65%
Santander Drive Auto Receivables Trust	1.40%
Cross Mortgage Trust	1.33%

C000236135
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	SI Class
Trading Symbol	PYLDX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 783,034,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 484,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$783,034
# of Portfolio Holdings	278
Investment Advisory, net of waivers (000)	$484
Portfolio Turnover Rate	54%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	32%
Mortgage Backed	24%
U.S. Treasury	23%
Asset Backed	18%
Municipal	1%
Others	2%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	23.22%
Connecticut Avenue Securities Trust	4.20%
OBX Trust	2.79%
BX Trust	2.28%
American Credit Acceptance Receivables Trust	1.89%
Freddie Mac STACR REMIC Trust	1.73%
Verus Securitization Trust	1.65%
RCKT Mortgage Trust	1.65%
Santander Drive Auto Receivables Trust	1.40%
Cross Mortgage Trust	1.33%

C000248246
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	Adviser Class
Trading Symbol	PYSLX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 185,209,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 245,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$185,209
# of Portfolio Holdings	319
Investment Advisory, net of waivers (000)	$245
Portfolio Turnover Rate	32%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	37%
U.S. Treasury	23%
Mortgage Backed	20%
Asset Backed	6%
Investment Company	5%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	13.60%
U.S. Treasury Inflation Indexed Notes	3.64%
U.S. Treasury Bill	3.08%
U.S. Treasury Bond	2.63%
RCKT Mortgage Trust	1.54%
OBX Trust	1.45%
FN MA4785 30YR	1.16%
Morgan Stanley	1.16%
Payden Emerging Markets Local Bond Fund, SI Class	1.01%
BX Commercial Mortgage Trust	0.89%

C000140807
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	Investor Class
Trading Symbol	PYSGX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 185,209,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 245,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$185,209
# of Portfolio Holdings	319
Investment Advisory, net of waivers (000)	$245
Portfolio Turnover Rate	32%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	37%
U.S. Treasury	23%
Mortgage Backed	20%
Asset Backed	6%
Investment Company	5%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	13.60%
U.S. Treasury Inflation Indexed Notes	3.64%
U.S. Treasury Bill	3.08%
U.S. Treasury Bond	2.63%
RCKT Mortgage Trust	1.54%
OBX Trust	1.45%
FN MA4785 30YR	1.16%
Morgan Stanley	1.16%
Payden Emerging Markets Local Bond Fund, SI Class	1.01%
BX Commercial Mortgage Trust	0.89%

C000140808
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	SI Class
Trading Symbol	PYSIX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 185,209,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 245,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$185,209
# of Portfolio Holdings	319
Investment Advisory, net of waivers (000)	$245
Portfolio Turnover Rate	32%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Corporate Bond	37%
U.S. Treasury	23%
Mortgage Backed	20%
Asset Backed	6%
Investment Company	5%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	13.60%
U.S. Treasury Inflation Indexed Notes	3.64%
U.S. Treasury Bill	3.08%
U.S. Treasury Bond	2.63%
RCKT Mortgage Trust	1.54%
OBX Trust	1.45%
FN MA4785 30YR	1.16%
Morgan Stanley	1.16%
Payden Emerging Markets Local Bond Fund, SI Class	1.01%
BX Commercial Mortgage Trust	0.89%

C000032183
Shareholder Report [Line Items]
Fund Name	Payden U.S. Government Fund
Class Name	Investor Class
Trading Symbol	PYUSX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 58,180,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 15,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$58,180
# of Portfolio Holdings	59
Investment Advisory, net of waivers (000)	$15
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	49%
U.S. Treasury	48%
Investment Company	3%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
U.S. Treasury Note	48.38%
FRESB Mortgage Trust	5.84%
FHLMC Multifamily Structured Pass-Through Certificates	5.31%
Freddie Mac REMICS	4.02%
FN MA5672 30YR	2.69%
Fannie Mae-Aces	2.33%
FR SD8452 30YR	2.24%
FN FS9540 30YR	2.15%
FR SB8206 15YR	1.86%
FN BM7166 ARM	1.80%

C000236944
Shareholder Report [Line Items]
Fund Name	Payden Securitized Income Fund
Class Name	Investor Class
Trading Symbol	PYSFX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 118,110,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 102,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$118,110
# of Portfolio Holdings	266
Investment Advisory, net of waivers (000)	$102
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	64%
Asset Backed	34%
Investment Company	2%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Connecticut Avenue Securities Trust	7.05%
RCKT Mortgage Trust	4.91%
Freddie Mac STACR REMIC Trust	4.19%
BX Trust	3.68%
OBX Trust	3.38%
Verus Securitization Trust	2.54%
BX Commercial Mortgage Trust	2.40%
COLT Mortgage Loan Trust	2.13%
FS Rialto Issuer LLC	1.94%
Cross Mortgage Trust	1.85%

C000236945
Shareholder Report [Line Items]
Fund Name	Payden Securitized Income Fund
Class Name	SI Class
Trading Symbol	PYSCX
Expenses [Text Block]

What were the fund’s cost for the last six months?

Table Summary
Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 118,110,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 102,000
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets (000)	$118,110
# of Portfolio Holdings	266
Investment Advisory, net of waivers (000)	$102
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Table Summary
Mortgage Backed	64%
Asset Backed	34%
Investment Company	2%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Table Summary
Connecticut Avenue Securities Trust	7.05%
RCKT Mortgage Trust	4.91%
Freddie Mac STACR REMIC Trust	4.19%
BX Trust	3.68%
OBX Trust	3.38%
Verus Securitization Trust	2.54%
BX Commercial Mortgage Trust	2.40%
COLT Mortgage Loan Trust	2.13%
FS Rialto Issuer LLC	1.94%
Cross Mortgage Trust	1.85%